Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Revenues	$ 906,802	$ 945,428	$ 1,201,339
China
Segment, Product and Geographic Information
Revenues	665,558	720,758	925,429
Taiwan
Segment, Product and Geographic Information
Revenues	138,328	141,783	175,544
Korea
Segment, Product and Geographic Information
Revenues	61,687	27,397	19,111
Japan
Segment, Product and Geographic Information
Revenues	24,575	36,797	63,409
America
Segment, Product and Geographic Information
Revenues	12,545	14,150	9,361
Mexico
Segment, Product and Geographic Information
Revenues	2,807	627
Others
Segment, Product and Geographic Information
Revenues	1,302	3,916	8,485
Driver IC
Segment, Product and Geographic Information
Revenues	751,326	804,840	1,042,938
Driver IC | China
Segment, Product and Geographic Information
Revenues	567,137	632,363	828,754
Driver IC | Taiwan
Segment, Product and Geographic Information
Revenues	116,145	119,289	149,037
Driver IC | Korea
Segment, Product and Geographic Information
Revenues	51,672	22,584	15,601
Driver IC | Japan
Segment, Product and Geographic Information
Revenues	16,372	27,763	48,921
Driver IC | America
Segment, Product and Geographic Information
Revenues		2,841	111
Driver IC | Others
Segment, Product and Geographic Information
Revenues			514
Non-driver products
Segment, Product and Geographic Information
Revenues	155,476	140,588	158,401
Non-driver products | China
Segment, Product and Geographic Information
Revenues	98,421	88,395	96,675
Non-driver products | Taiwan
Segment, Product and Geographic Information
Revenues	22,183	22,494	26,507
Non-driver products | Korea
Segment, Product and Geographic Information
Revenues	10,015	4,813	3,510
Non-driver products | Japan
Segment, Product and Geographic Information
Revenues	8,203	9,034	14,488
Non-driver products | America
Segment, Product and Geographic Information
Revenues	12,545	11,309	9,250
Non-driver products | Mexico
Segment, Product and Geographic Information
Revenues	2,807	627
Non-driver products | Others
Segment, Product and Geographic Information
Revenues	$ 1,302	$ 3,916	$ 7,971